UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bocage Capital, LLC

Address:   One Market Street
           Spear Street Tower
           Suite 3780
           San Francisco, CA 94105


Form 13F File Number: 028-14746


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter K. Ashby
Title:  Chief Compliance Officer
Phone:  (415) 963-8850

Signature,  Place,  and  Date  of  Signing:

/s/ Peter K. Ashby                 San Francisco, CA                  8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $       99,286
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ANADARKO PETE CORP           COM              032511107     5606    84683 SH       SOLE                 84683      0    0
CF INDS HLDGS INC            COM              125269100     6953    35886 SH       SOLE                 35886      0    0
CHESAPEAKE ENERGY CORP       COM              165167107    10606   570200 SH  PUT  SOLE                570200      0    0
CLIFFS NATURAL RESOURCES INC COM              18683K101     3595    72928 SH       SOLE                 72928      0    0
CLOUD PEAK ENERGY INC        COM              18911Q102     4316   255238 SH       SOLE                255238      0    0
DOMTAR CORP                  COM NEW          257559203     5496    71644 SH       SOLE                 71644      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS     G10082140     5198   166126 SH       SOLE                166126      0    0
EQT CORP                     COM              26884L109     3567    66512 SH       SOLE                 66512      0    0
HOLLYFRONTIER CORP           COM              436106108     4864   137297 SH       SOLE                137297      0    0
INTL PAPER CO                COM              460146103     3483   120465 SH       SOLE                120465      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100     5636   139943 SH       SOLE                139943      0    0
MERCER INTL INC              COM              588056101      735   128762 SH       SOLE                128762      0    0
METHANEX CORP                COM              59151K108     5092   182885 SH       SOLE                182885      0    0
NOBLE ENERGY INC             COM              655044105     5599    66010 SH       SOLE                 66010      0    0
NORANDA ALUM HLDG CORP       COM              65542W107     1358   170665 SH       SOLE                170665      0    0
NRG ENERGY INC               COM NEW          629377508     1106    63715 SH       SOLE                 63715      0    0
OCCIDENTAL PETE CORP DEL     COM              674599105    13046   152100 SH  CALL SOLE                152100      0    0
PETROLOGISTICS LP            UNIT LTD PTH INT 71672U101     1359   126298 SH       SOLE                126298      0    0
ROCK-TENN CO                 CL A             772739207     2664    48837 SH       SOLE                 48837      0    0
SCORPIO TANKERS INC          SHS              Y7542C106      756   118358 SH       SOLE                118358      0    0
SUNCOKE ENERGY INC           COM              86722A103      633    43190 SH       SOLE                 43190      0    0
SUNCOR ENERGY INC NEW        COM              867224107     2620    90486 SH       SOLE                 90486      0    0
WESTERN REFNG INC            COM              959319104     4998   224414 SH       SOLE                224414      0    0


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